Revenue	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenue

10. Revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the years ended March 31,
		2026	2025	2024
		USD	USD	USD
Types of revenue	Point of recognition
Substructure services	Over-time	7,205,749	7,370,545	5,674,872
Consultancy services	Over-time	-	-	80,769
Total		7,205,749	7,370,545	5,755,641

As at March 31, 2026, the Company had remaining performance obligations under contracts with customers amounted to USD6,681,147 (2025: USD1,054,539). Revenue related to these obligations is expected to be recognized over the next 6 to 12 months as services are rendered.